COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS.
Schedule of introductory agent fee

Within 15 days of acquisition	US$	5,000
6 months after acquisition	US$	5,000
12 months after acquisition	US$	5,000
18 months after acquisition	US$	5,000
24 months after acquisition	US$	7,500
30 months after acquisition	US$	7,500
36 months after acquisition	US$	10,000
42 months after acquisition	US$	10,000
48 months after acquisition	US$	15,000
Every 6 months thereafter	US$	15,000